Long-term investments	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Long-term investments
7. Long-term investments:

	December 31, 2020	December 31, 2019
Cummins Westport Inc. (a)	$10,866	$7,850
Weichai Westport Inc. (b)	1,824	1,824
Minda Emer Technologies Limited (1)	1,116	737
Other equity accounted investees	148	176
	$13,954	$10,587

(1) Effective March 4, 2021, Minda Emer Technologies Limited changed its name to Minda Westport Technologies Limited.
(a)   Cummins Westport Inc. ("CWI"):

The Company, indirectly through its wholly-owned subsidiary, Westport Power Inc., entered into a joint venture with Cummins Inc. ("Cummins") on March 7, 2001. The joint venture term is scheduled to end on December 31, 2021, and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of one of the parties.

On February 19, 2012, the joint venture agreement ("JVA") was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties revised certain economic terms of the JVA. Prior to February 19, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the amended JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has determined that CWI is a variable interest entity. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, thus power is shared. Accordingly, neither party is the primary beneficiary. The joint venture term is scheduled to end on December 31, 2021 and, as per the JVA, effective from July 1, 2019, either Cummins or the Company can buy out the other's interest based on contractually defined terms and conditions.

The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2020	2019
Investment income from CWI	$23,774	$26,586
Dividends received	20,758	25,045
7. Long-term investments (continued):

(a)    Cummins Westport Inc. (continued):

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not contractually required to provide. As at December 31, 2020, the Company has a related party accounts receivable balance of $74 (2019 - $272) due from CWI. During the year ended December 31, 2020, total expense recoveries from CWI were $1,611 (2019 - $1,903).

The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2020		Balance at December 31, 2019
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$10,866	$10,866	$7,850	$7,850
Accounts receivable due from CWI	74	74	272	272
Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2020	December 31, 2019
Current assets:
Cash and short-term investments	$94,984	$90,296
Accounts receivable	5,681	1,363
Long-term assets:
Property, plant and equipment	605	844
Deferred income tax assets	21,651	21,322
Total assets	$122,921	$113,825
Current liabilities:
Current portion of warranty liability	$19,485	$19,816
Current portion of deferred revenue	13,628	16,678
Accounts payable and accrued liabilities	5,557	3,858
	38,670	40,352
Long-term liabilities:
Warranty liability	34,737	30,463
Deferred revenue	23,802	23,667
Other long-term liabilities	3,969	3,631
	62,508	57,761
Total liabilities	$101,178	$98,113
7. Long-term investments (continued):

(a)    Cummins Westport Inc. (continued):

	Years ended December 31,
	2020	2019
Product revenue	$219,141	$246,503
Parts revenue	104,339	115,267
	323,480	361,770
Cost of revenue and expenses:
Cost of product and parts revenue	236,154	257,717
Research and development	12,185	15,933
General and administrative	1,650	1,743
Sales and marketing	12,567	17,950
	262,556	293,343
Income from operations	60,924	68,427
Interest and investment income	1,074	2,421
Income before income taxes	61,998	70,848
Income tax expense:
Current	14,779	16,102
Deferred	(329)	1,575
	14,450	17,677
Income for the year	$47,548	$53,171
(b)    Weichai Westport Inc. ("WWI"):

The Company, indirectly through its wholly-owned subsidiary, Westport Innovations (Hong Kong) Limited (“Westport HK”), is currently the registered holder of a 23.33% equity interest in WWI. In April 2016, the Company sold to Cartesian entities a derivative economic interest granting it the right to receive an amount of future income received by Westport HK from WWI equivalent to having an 18.78% equity interest in WWI and concurrently granted a Cartesian entity an option to acquire all of the equity securities of Westport HK for a nominal amount.  The Company retained the right to transfer any equity interest held by Westport HK in WWI that was in excess of an 18.78% interest in the event that such option was exercised. As a result of such transactions, the Company’s residual 23.33% equity interest in WWI currently corresponds to an economic interest in WWI equivalent to just 4.55%.

Cartesian is a global private equity firm based in New York that has investments in the Company. Various Cartesian entities are associated with these investments including Pangaea Two Management, LP; Pangaea Two Acquisition Holdings XIV, LLC, Pangaea Two Acquisition Holdings Parallel XIV, LLC. In addition, Peter Yu, the founder and managing partner of Cartesian, was elected as a Director of the Company in January 2016 and resigned as a Director of the Company in July 2020. See notes 14(b) and 15 for additional details of Cartesian’s investments in the Company.